UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners

Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
GSA Quantitative Futures Partners, L.P.	6/1/2011	$22,729,324	$21,748,701	3.75%
Robeco Transtrend Diversified Fund LLC	6/1/2008	10,232,228	10,638,684	1.83

Total Commodity Trading Advisors - Managed Futures		32,961,552	32,387,385	5.58

Distressed
Cerberus Partners, L.P.	11/1/2009	13,556,742	17,635,606	3.03
Cerberus SPV LLC	11/1/2009	8,135,960	10,857,129	1.87

Total Distressed		21,692,702	28,492,735	4.90

Equity Long/Short - High Hedge
Citadel Tactical Trading LLC	1/1/2008	8,105,985	31,691,869	5.46
Cormorant Global Healthcare Fund, LP	7/1/2013	10,000,000	10,147,679	1.75
Magnetar Equity Opportunities Fund LLC	2/1/2011	712,062	1,338,923	0.23
Millennium USA, L.P.	9/1/2008	11,188,549	17,934,719	3.09
Tyrian Global Opportunities Fund, LP	7/1/2013	10,000,000	10,014,058	1.72

Total Equity Long/Short - High Hedge		40,006,596	71,127,248	12.25

Equity Long/Short - Opportunistic
Bronson Point Partners LP	8/1/2013	12,000,000	12,034,151	2.07
Lansdowne Global Financials Fund, L.P.	1/1/2006	14,278,108	16,458,026	2.83
Lansdowne UK Equity Fund, L.P.	5/1/2009	12,361,702	17,489,037	3.01
Pelham Long/Short Fund LP	7/1/2013	5,000,000	5,277,076	0.91
Quentec Partners, LP	10/1/2012	10,000,000	12,509,376	2.16

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
S.A.C. Capital Management, L.P.	9/1/2009	$7,093,479	$11,749,136	2.02%
TPG-Axon Partners, LP	10/1/2007	20,492,422	21,381,424	3.68
Valinor Capital Partners, L.P.	7/1/2011	11,200,000	12,663,114	2.18

Total Equity Long/Short - Opportunistic		92,425,711	109,561,340	18.86

Event Driven Credit
Silver Point Capital Fund, L.P.	5/1/2007	1,463,134	1,219,117	0.21

Total Event Driven Credit		1,463,134	1,219,117	0.21

Event Driven Equity
Ionic Event Driven Fund LLC	9/1/2013	14,000,000	14,074,200	2.42
Owl Creek Overseas Fund, Ltd.	2/1/2008	1,003,999	2,428,638	0.42

Total Event Driven Equity		15,003,999	16,502,838	2.84

Macro
Autonomy Global Macro Fund LP	6/1/2013	15,000,000	14,554,273	2.50
Avantium Liquid EM Macro Fund LP	11/1/2011	13,168,216	13,432,764	2.31
BlueCrest Capital L.P.	7/1/2011	15,000,000	15,944,790	2.74
Brevan Howard L.P.	4/1/2009	15,245,232	19,318,339	3.33
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	16,018,128	24,170,064	4.16
Discovery Global Opportunity Partners, L.P.	1/1/2008	9,215,438	16,720,336	2.88
Dymon Asia Macro (US) Fund	3/1/2012	14,217,570	15,087,837	2.60
Fortress Asia Macro Fund LP	7/1/2011	13,107,469	18,017,771	3.10
Trient Global Macro Partners, L.P.	3/1/2013	12,160,848	12,582,314	2.17

Total Macro		123,132,901	149,828,488	25.79

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	$10,000,000	$11,426,317	1.97%

Total Merger/Risk Arbitrage		10,000,000	11,426,317	1.97

Mortgage Arbitrage
Cerberus RMBS Opportunities Fund, L.P.	2/1/2013	17,000,000	18,524,156	3.19
DoubleLine Opportunistic Income Fund II LP	4/1/2011	7,253,515	9,790,216	1.68
Midway Market Neutral Fund LLC	4/1/2013	18,000,000	17,985,304	3.10
SPM Core Fund, L.P.	12/1/2010	16,132,254	21,887,192	3.77
Tilden Park Investment Fund LP	3/1/2012	22,000,000	33,526,287	5.77

Total Mortgage Arbitrage		80,385,769	101,713,155	17.51

Multi-Strategy
Citadel Wellington LLC	8/1/2006	18,275,163	25,714,918	4.43
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	2,783,259	2,676,299	0.46
HBK Fund II L.P.	11/1/2009	8,394,729	10,603,095	1.83
Magnetar Capital Fund, LP	1/1/2008	2,598,635	3,280,255	0.56
Magnetar Capital Fund II LP	1/1/2010	18,199,470	21,387,193	3.68
OZ Asia Domestic Partners, L.P.	1/1/2006	53,281	7,859	0.00
OZ Europe Domestic Partners II, L.P.	4/1/2007	762,926	363,668	0.06
Perry Partners, L.P.	11/1/2006	485,439	348,872	0.06
QVT Associates II LP	7/1/2009	167,724	217,760	0.04
QVT Onshore LP	3/1/2012	13,744,805	14,807,281	2.55
QVT SLV Onshore Ltd.	3/1/2012	2,481,744	3,657,602	0.63
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	1,194,779	1,553,331	0.27

Total Multi-Strategy		69,141,954	84,618,133	14.57

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Relative Value Credit
KLS Credit Opportunities Fund LP	5/1/2013	$7,500,000	$7,874,790	1.36%

Total Relative Value Credit		7,500,000	7,874,790	1.36

Statistical Arbitrage
BlueMatrix L.P.	10/1/2012	17,000,000	17,412,230	3.00
GSA Alpha Capture, L.P.	10/1/2010	9,419,667	10,159,998	1.75
GSA Capital International Partners, L.P.	11/1/2012	9,110,000	9,911,062	1.70
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	19,182,088	22,981,900	3.96

Total Statistical Arbitrage		54,711,755	60,465,190	10.41

Total Investments in Investment Funds		548,426,073	675,216,736	116.25

Short-Term Investments
State Street Institutional Liquid Reserves Fund
- Institutional Class 0.07%		3,869,962	3,869,962	0.67

Total Short-Term Investments		3,869,962	3,869,962	0.67

Total Investments in Investment Funds and Short-Term Investments		$552,296,035	679,086,698	116.92

Liabilities in excess of Other Assets			(98,260,738)	(16.92)

Total Net Assets			$580,825,960	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2013

Strategy Allocation	Percent of Net Assets
Macro	25.79%
Equity Long/Short - Opportunistic	18.86
Mortgage Arbitrage	17.51
Multi-Strategy	14.57
Equity Long/Short - High Hedge	12.25
Statistical Arbitrage	10.41
Commodity Trading Advisors - Managed Futures	5.58
Distressed	4.90
Event Driven Equity	2.84
Merger/Risk Arbitrage	1.97
Relative Value Credit	1.36
Short-Term Investments	0.67
Event Driven Credit	0.21

Total Investments in Investment Funds and Short-Term Investments	116.92%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2013 to September 30, 2013, the Fund did not have any transfers between Levels 1, and 2.

The following is a summary of the inputs used for investment tranches as of September 30, 2013 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$32,387,385	$—	$32,387,385
Distressed	—	—	28,492,735	28,492,735
Equity Long/Short - High Hedge	—	53,192,529	17,934,719	71,127,248
Equity Long/Short - Opportunistic	—	58,490,590	51,070,750	109,561,340
Event Driven Credit	—	—	1,219,117	1,219,117
Event Driven Equity	—	14,074,200	2,428,638	16,502,838
Macro	—	135,274,215	14,554,273	149,828,488
Merger/Risk Arbitrage	—	—	11,426,317	11,426,317
Mortgage Arbitrage	—	49,662,712	52,050,443	101,713,155
Multi-Strategy	—	25,714,918	58,903,215	84,618,133
Relative Value Credit	—	—	7,874,790	7,874,790
Statistical Arbitrage	—	60,465,190	—	60,465,190

Total Investment Funds	$—	$429,261,739	$245,954,997	$675,216,736

Short-Term Investments	$—	$3,869,962	$—	$3,869,962

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2013 to September 30, 2013:

	Balance as of December 31, 2012	Transfers out of Level 3 *	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of September 30, 2013
Investment Funds
Distressed	$43,829,217	$—	$—	$(15,121,830)	$3,504,436	$(3,719,088)	$28,492,735
Equity Long/Short - High Hedge	24,317,301	—	—	(8,510,009)	2,992,953	(865,526)	17,934,719
Equity Long/Short - Opportunistic	71,820,230	(10,321,898)	8,000,000	(24,179,841)	8,743,668	(2,991,409)	51,070,750
Event Driven Credit	1,429,624	—	—	(619,239)	(608,075)	1,016,807	1,219,117
Event Driven Equity	3,880,595	—	—	(1,597,956)	(602,459)	748,458	2,428,638
Macro	—	—	15,000,000	—	—	(445,727)	14,554,273
Merger/Risk Arbitrage	8,004,948	—	2,500,000	—	—	921,369	11,426,317
Mortgage Arbitrage	28,559,228	—	17,000,000	—	—	6,491,215	52,050,443
Multi-Strategy	65,194,338	—	1,719,822	(11,436,853)	1,893,608	1,532,300	58,903,215
Relative Value Credit	—	—	7,500,000	—	—	374,790	7,874,790

Total Investment Funds	$247,035,481	$(10,321,898)	$51,719,822	$(61,465,728)	$15,924,131	$3,063,189	$245,954,997

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of September 30, 2013
Investment Funds
Distressed	$(3,719,088)
Equity Long/Short - High Hedge	(865,526)
Equity Long/Short - Opportunistic	(2,730,625)
Event Driven Credit	160,906
Event Driven Equity	748,458
Macro	(445,727)
Merger/Risk Arbitrage	921,369
Mortgage Arbitrage	6,491,215
Multi-Strategy	2,333,694
Relative Value Credit	374,790

Total Investment Funds	$3,269,466

*	Transfers out of Level 3 of $10,321,898 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

As of September 30, 2013, all of the Level 3 investments were fair valued based on non-quantitative unobservable valuation inputs.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Investment Partners Absolute Return Fund

By:	/s/ John Gernon
Name:	John Gernon
Title:	Principal Executive Officer
Date:	November 26, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Gernon
Name:	John Gernon
Title:	Principal Executive Officer
Date:	November 26, 2013

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 26, 2013